Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stock Options and Warrants

The Company currently has two non-statutory stock option plans, the Fiscal 2001 Non-statutory Stock Option Plan (the “2001 Plan”) and the 2013 Equity Compensation Plan (the “2013 Plan”). Both plans have been adopted by our Board of Directors and approved by our shareholders. Both the 2001 Plan and the 2013 Plan have options available for future issuance. Any common shares issued as a result of the exercise of stock options would be new common shares issued from our authorized issued shares.

During the three months ended September 30, 2020, the Company issued 0 options to purchase shares of common stock. During the three months ended September 30, 2019, the Company issued 0 options to purchase shares of stock to any of its non-employee board members.

Stock option activity for the nine months ended September 30, 2020 and the nine months ended September 30, 2019 is summarized as follows (the figures contained within the tables below have been rounded to the nearest thousand):

	Nine months ended September 30, 2020			Nine months ended September 30, 2019
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2020	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2019
Options outstanding at beginning of year	2,252,000	$0.13		2,222,000	$0.13
Granted	0	NA		80,000	$0.07
Exercised	0	NA		0	NA
Cancelled/expired	(110,000)	$0.10		(50,000)	$0.20
Options outstanding at end of period	2,142,000	$0.13	$398,000	2,252,000	$0.13	$1,000
Options exercisable at end of period	2,142,000	$0.13		2,172,000	$0.13

The Company recognized $2,000 in share based payment expense in the nine months ended September 30, 2020 and $4,000 in share based payment expense in the nine months ended September 30, 2019. The Company recognized $0 in share based payment expense in the three months ended September 30, 2020 and $1,000 in share based payment expense in the three months ended September 30, 2019. At September 30, 2020, there was $0 of total unrecognized share based payment expense related to stock options.

 The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2020 and September 30, 2019:

	Nine months ended
	2020	2019
Volatility	NA	85%
Expected term (years)	NA	10 years
Risk-free interest rate	NA	2.01%
Dividend yield	NA	0%

 Warrants

Warrant activity for the nine months ended September 30, 2020 and the nine months ended September 30, 2019 is summarized as follows:

	Nine months ended September 30, 2020			Nine months ended September 30, 2019
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2020	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2019
Warrants outstanding at beginning of year	2,000,000	$0.18		2,000,000	$0.18
Granted	0	NA		0	NA
Exercised	0	NA		0	NA
Cancelled/expired	(2,000,000)	$0.18		0	NA
Warrants outstanding at end of year	0	NA	None	2,000,000	$0.18		None
Warrants exercisable at end of year	0	NA		2,000,000	$0.18

In the nine months ended September 30, 2020 and September 30, 2019, the Company recognized $0 in debt issuance and deferred finance costs related to the issuance of warrants. In the three months ended September 30, 2020 and September 30, 2019, the Company recognized $0 in debt issuance and deferred finance costs related to the issuance of warrants. As of September 30, 2020, there was $0 of total unrecognized expense.

[1]	Stock option plans: The Company currently has two non-statutory stock option plans, the Fiscal 2001 Non-statutory Stock Option Plan (the “2001 Plan”) and the 2013 Equity Compensation Plan (the “2013 Plan”). Both plans have been adopted by our Board of Directors and approved by our shareholders. Both the 2001 Plan and the 2013 Plan have options available for future issuance. Any common shares issued as a result of the exercise of stock options would be new common shares issued from our authorized issued shares.

[2]	Stock options: During Fiscal 2019, the Company issued four stock option grants to non-employee members of our board of directors (under the Fiscal 2001 Plan) to purchase 20,000 shares of common stock (each); for a total of 80,000 common shares. During Fiscal 2018, the Company issued four stock option grants to non-employee members of our board of directors to purchase 20,000 shares of common stock (each); for a total of 80,000 common shares.

As of December 31, 2019, there were 2,252,000 options issued and outstanding under the 2001 Plan. There were no options issued under the 2013 Plan, making the total issued and outstanding options 2,252,000 as of December 31, 2019. Of the total options issued and outstanding, 2,172,000 were fully vested as of December 31, 2019. As of December 31, 2019, there were 1,465,000 options available for issuance under the 2001 Plan and 4,000,000 options available under the 2013 Plan.

Stock option activity for Fiscal 2019 and Fiscal 2018 is summarized as follows: (the figures contained within the tables below have been rounded to the nearest thousand)

	Year Ended December 31,2019			Year Ended December 31, 2018
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of December 31, 2019	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of December 31, 2018
Options outstanding at beginning of year	2,222,000	$0.13	$3,000	2,147,000	$0.13
Granted	80,000	$0.07		80,000	$0.10
Exercised	0	NA		0	NA
Cancelled/expired	(50,000)	$0.20		(5,000)	$0.26
Options outstanding at end of year	2,252,000	$0.14	$1,000	2,222,000	$0.13	$3,000
Options exercisable at end of year	2,172,000	$0.13		2,142,000	$0.13

The following table presents information relating to stock options outstanding as of December 31, 2019:

Options Outstanding				Options Exercisable
Range of exercise price	Shares	Weighted average exercise price	Weighted average remaining life in years	Shares	Weighted average exercise price

$0.07 - $0.10	365,000	$0.09	4.43	285,000	$0.09
$0.11 - $0.14	1,485,000	$0.12	5.35	1,485,000	$0.12
$0.15 - $0.26	402,000	$0.18	3.47	402,000	$0.18
TOTAL	2,252,000	$0.14	4.87	2,172,000	$0.13

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during Fiscal 2019 and Fiscal 2018:

	Year Ended December 31
	2019	2018
Volatility	85%	79%
Expected term (years)	10 years	10 years
Risk-free interest rate	2.01%	2.90%
Dividend yield	0%	0%

The Company recognized $6,000 in share based payment expense related to stock options in Fiscal 2019, and $10,000 in share based payment expense related to stock options in Fiscal 2018. As of December 31, 2019, there was approximately $2,000 of total unrecognized share based payment expense related to stock options. This cost is expected to be recognized over 5 months.

[3]	Warrants:

Warrant activity for Fiscal 2018 and Fiscal 2017 is summarized as follows. Any common shares issued as a result of the exercise of warrants would be new common shares issued from our authorized issued shares.

	Year Ended December 31, 2019			Year Ended December 31, 2018
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of December 31, 2019	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of December 31, 2018
Warrants outstanding at beginning of year	2,000,000	$0.18	None	2,060,000	$0.18
Granted	0	NA		0	NA
Exercised	0	NA		0	NA
Cancelled/expired	(0)	NA		60,000	$0.18
Warrants outstanding at end of year	2,000,000	$0.18	None	2,000,000	$0.18	None
Warrants exercisable at end of year	2,000,000	$0.18		2,000,000	$0.18

The Company recognized $0 in debt issuance and deferred finance costs related to the issuance of these warrants outstanding in Fiscal 2019 and Fiscal 2018. As of December 31, 2019, there was $0 of total unrecognized debt issuance costs associated with the issuance of the above warrants outstanding.